Offerings - Offering: 1	May 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	0.66
Maximum Aggregate Offering Price	$ 1,320,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 182.29
Offering Note	Shares of our common stock, par value $0.00001 per share ("Common Stock") will be offered for resale by the selling stockholder pursuant to the prospectus contained in the registration statement to which this exhibit is attached. The registration statement registers the resale of 2,000,000 shares of the registrant's Common Stock. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended, this registration statement shall also cover any additional shares of the registrant's common stock that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the registrant's outstanding shares of common stock. The maximum aggregate offering price of $0.66 is estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended (the "Securities Act") and calculated pursuant to Rules 457(c) promulgated thereunder, on the basis of the average of the high and low prices for a share of the Registrant's Common Stock reported on May 21, 2026, which date is a date within five business days prior to the filing of this registration statement.